Statements of Other Comprehensive Loss (Unaudited) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
STATEMENTS OF OTHER COMPREHENSIVE LOSS [Abstract]
Net Loss	$ (426,054)	$ (399,072)
Currency Translation, Net of Taxes	(3,354)	(139,052)
Other Comprehensive Loss	(429,408)	(538,124)
Comprehensive Loss Attributable To Non-controlling Interest in Subsidiaries
Comprehensive Loss Attributable To DanDrit BioTech USA, Inc.	$ (429,408)	$ (538,124)